Other Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Term of transaction and advisory fee agreement	12 years
Percentage of Consolidated EBITDA paid as advisory fee	2.00%
Percentage of aggregate transaction value paid as transaction fee	1.00%
Advisory Fee [Member]
Related Party Transaction [Line Items]
Related party expense	$ 6,000	$ 6,000	$ 6,600
BMP [Member]
Related Party Transaction [Line Items]
Reimbursement to related party of out of pocket expenses	400	200	400
BMP [Member] | Advisory Fee [Member]
Related Party Transaction [Line Items]
Related party expense	4,350	4,350	5,985
HFLP [Member]
Related Party Transaction [Line Items]
Related party expense	116	695	101
Recognized revenue	6,028	2,029	206
HFLP [Member] | Advisory Fee [Member]
Related Party Transaction [Line Items]
Related party expense	1,650	1,650	615
Blackstone Portfolio Companies [Member]
Related Party Transaction [Line Items]
Recognized revenue	3,230	6,959	$ 3,606
Senior Notes Due 2019 [Member] | GSO Advisor Holdings L L C [Member]
Related Party Transaction [Line Items]
Debt held by related parties	0	100,000
Senior Credit Facilities [Member] | GSO Advisor Holdings L L C [Member]
Related Party Transaction [Line Items]
Debt held by related parties	68,588	90,645
Debt held by related parties, current	$ 686	$ 906